Cover	3 Months Ended
Jun. 30, 2026
Cover [Abstract]
Entity Registrant Name	AMARC RESOURCES LTD.
Entity Central Index Key	0001175596
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2026
Entity Ex Transition Period	false
Entity File Number	000-49869
Entity Address Address Line 1	14th Floor – 1040 W. Georgia Street
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6E 4H1
Phone Fax Number Description	(604) 639-9209
Contact Personnel Email Address	carolli@amarcresources.com
Contact Personnel Name	Carol Li